Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2026
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

26. Related party balances and transactions

Refer to Note 29 to the Group’s audited consolidated financial statements for the year ended December 31, 2025. It describes related party relationships and the terms.

Related party receivables	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Metallon Corporation Limited	$8,261	$8,261
Metallon Management Services	2,185	2,185
Allowance for related party credit losses	(10,446)	(10,446)

Total	$—	$—

Related party payables	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Metallon Gold Zimbabwe	114	2,277
Total	$114	$2,277

Allowance for related party credit losses

(Unaudited)
Balance at January 1, 2026	10,446
Additions	-
Balance at June 30, 2026	$10,446

On June 30, 2026, Bulawayo Mining Company bought a 4.2938-hectare property with buildings from Metallon Gold Zimbabwe for US$390k. The property was sold as-is, with all risks passing to the buyer after full payment and regulatory approval.

Key management personnel compensation

The amounts disclosed in the table below represent compensation to key management personnel for the six months ended June 30, 2026, and 2025. The amounts are recognized as administrative expenses in the condensed consolidated interim statements of profit or loss and other comprehensive income.

	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
Short-term employee benefits	880	1,337
Non-executive director fees	248	118
Share-based payments	$1,193	$-
Termination payment	1,952	-
Key management compensation	$4,273	$1,455